UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 29, 2008

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund
The fund's portfolio
5/31/07 (Unaudited)

SENIOR LOANS (84.7%)(a)(c)

	Principal amount	Value

Automotive (4.1%)
Dana Corp. bank term loan FRN 7.88s, 2008	$2,750,000	$2,756,017
Delphi Corp. bank term loan FRN Ser. C, 8 1/8s, 2008	3,200,000	3,205,030
Federal Mogul Corp. bank term loan FRN 7.1s, 2007	1,715,000	1,716,715
General Motors Corp. bank term loan FRN 7.725s, 2013	3,990,000	4,021,673
Lear Corp. bank term loan FRN 7.853s, 2013	3,140,550	3,142,513
Oshkosh Truck Corp. bank term loan FRN Ser. B, 7.1s,
2013	4,937,625	4,956,141
TRW Automotive, Inc. bank term loan FRN Ser. B,
6 7/8s, 2014	1,130,000	1,134,520
Visteon Corp. bank term loan FRN Ser. B, 8.38s, 2013	2,050,000	2,062,601
		22,995,210

Basic Materials (8.9%)
Aleris International, Inc. bank term loan FRN Ser. B,
7 3/8s, 2013	4,989,375	5,004,184
Armstrong World Industries, Inc. bank term loan FRN
Ser. B, 7.07s, 2013	1,391,250	1,394,728
Basell NV bank term loan FRN Ser. B2, 7.6s, 2013
(Netherlands)	541,667	545,222
Basell NV bank term loan FRN Ser. B4, 7.6s, 2013
(Netherlands)	108,333	109,044
Basell NV bank term loan FRN Ser. C2, 8.35s, 2013
(Netherlands)	541,667	545,222
Basell NV bank term loan FRN Ser. C4, 8.35s, 2013
(Netherlands)	108,333	109,044
Celanese Corp. bank term loan FRN Ser. B, 7.099s, 2014	3,850,000	3,871,656
Freeport-McMoRan Copper & Gold, Inc. bank term loan
FRN Ser. B, 7.07s, 2014	1,723,733	1,729,429
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.093s, 2013	2,473,712	2,486,900
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.09s, 2012	2,443,875	2,456,903
Graphic Packaging Corp. bank term loan FRN Ser. B,
7.35s, 2014	3,050,000	3,076,053
Hexion Specialty Chemicals, Inc. bank term loan FRN
7 7/8s, 2013	2,537,250	2,556,084
Innophos, Inc. bank term loan FRN 7.57s, 2010	1,332,416	1,336,857
ISP Chemco, Inc. bank term loan FRN Ser. B, 7 1/8s,
2013	2,277,000	2,280,254
ISP Chemco, Inc. bank term loan FRN Ser. B, 7.1s, 2014	2,205,000	2,205,000
Lucite International Group Holdings, Ltd. bank term
loan FRN Ser. B, 8.07s, 2013 (United Kingdom)	1,322,828	1,329,442
Lucite International Group Holdings, Ltd. bank term
loan FRN Ser. DD, 8.07s, 2013 (United Kingdom) (U)	467,176	469,511
Lyondell Chemical Co. bank term loan FRN Ser. B,
6.856s, 2013	3,523,375	3,527,339
Momentive Performance Materials, Inc. bank term loan
FRN 7 5/8s, 2013	3,990,000	4,012,863
Mosaic Co. (The) bank term loan FRN Ser. B, 7 1/8s,
2013	1,140,096	1,146,272
NewPage Corp. bank term loan FRN 7 5/8s, 2011	1,742,150	1,755,216
Novelis, Inc. bank term loan FRN 7.61s, 2012	1,034,247	1,034,893
Novelis, Inc. bank term loan FRN Ser. B, 7.59s, 2012	3,345,729	3,347,820
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 7.355s, 2012	2,457,412	2,475,842
Smurfit-Stone Container Corp. bank term loan FRN
5.23s, 2010	94,140	94,846
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7 3/8s, 2011	100,057	100,807
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7 3/8s, 2011	704	709
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 7 3/8s, 2011	344,412	346,995
Tube City IMS Corp. bank term loan FRN 7.57s, 2014	982,508	988,035
Tube City IMS Corp. bank term loan FRN 5.22s, 2014	119,092	119,762
		50,456,932

Broadcasting (3.5%)
Cumulus Media, Inc. bank term loan FRN 7.396s, 2013	3,045,760	3,054,462
Emmis Communications Corp. bank term loan FRN Ser. B,
7.35s, 2013	1,250,000	1,257,969
Gray Television, Inc. bank term loan FRN Ser. B,
6.852s, 2014 (U)	2,430,000	2,426,452
Paxson Communications Corp. bank term loan FRN Ser. B,
8.606s, 2012	2,500,000	2,553,125
Spanish Broadcasting Systems, Inc. bank term loan FRN
7.1s, 2012	2,406,916	2,406,916
Univision Communications, Inc. bank term loan FRN Ser.
B, 7.855s, 2014	4,697,987	4,691,212
Univision Communications, Inc. bank term loan FRN Ser.

DD, 7.61s, 2014 (U)	302,013	301,578
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7 7/8s, 2012	2,920,780	2,936,114
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7 7/8s, 2012	188,843	189,834
		19,817,662

Building Materials (1.5%)
Custom Building Products bank term loan FRN Ser. B,
7.6s, 2011	791,518	791,188
Goodman Global Holdings, Inc. bank term loan FRN Ser.
C, 7 1/8s, 2011	736,786	737,399
Landsource Communities, Inc. bank term loan FRN 8.11s, 2013	3,042,375	3,059,537
Nortek Holdings, Inc. bank term loan FRN Ser. B,
7.36s, 2011	3,827,334	3,834,988
		8,423,112

Cable Television (3.9%)
Atlantic Broadband Financial bank term loan FRN 7.57s,
2011	1,350,000	1,364,766
Cablevision Systems Corp. bank term loan FRN 7.07s,
2013	4,953,722	4,960,944
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.349s, 2013	3,800,000	3,802,136
Charter Communications, Inc. bank term loan FRN 7.85s,
2014	1,000,000	1,001,250
Charter Communications, Inc. bank term loan FRN 7.36s,
2014	1,000,000	1,000,000
Charter Communications, Inc. bank term loan FRN Ser.
B, 7.35s, 2014	2,900,000	2,899,820
Insight Midwest, LP bank term loan FRN Ser. B, 7.35s, 2014	3,652,635	3,675,749
Mediacom Communications Corp. bank term loan FRN Ser.
C, 7.1s, 2015	2,427,634	2,430,669
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 7.1s, 2015	897,750	895,131
		22,030,465

Capital Goods (7.8%)
AGCO Corp. bank term loan FRN 7.1s, 2008	471,575	473,933
Berry Plastics Holding Corp. bank term loan FRN
7.355s, 2015	3,350,000	3,361,166
Blount, Inc. bank term loan FRN Ser. B, 7.09s, 2010	1,374,962	1,374,103
Communications & Power Industries, Inc. bank term loan
FRN 7.57s, 2010	980,422	982,260
Fenwal Controls of Japan, Ltd. bank term loan FRN
7.61s, 2014 (Japan)	2,828,571	2,828,571
Fenwal Controls of Japan, Ltd. bank term loan FRN Ser.
DD, 7.61s, 2014 (Japan) (U)	471,429	471,429
Foamex, LP bank term loan FRN Ser. B, 7.6s, 2013	1,976,471	1,971,838
Graham Packaging International, Inc. bank term loan FRN 7 5/8s,
2011	3,600,000	3,627,749
Graham Packaging Corp. bank term loan FRN Ser. B,
7.687s, 2011	425,915	429,198
Hawker Beechcraft Acquisition Co., LLC bank term loan FRN 7.32s, 2014	2,904,255	2,917,743
Hawker Beechcraft Acquisition Co., LLC bank term loan FRN 5 1/4s, 2014	245,745	246,886
Hexcel Corp. bank term loan FRN Ser. B, 7.108s, 2012	1,690,029	1,692,846
K&F Industries, Inc. bank term loan FRN Ser. C, 7.32s,
2012	863,614	863,614
McKechnie Holdings, LLC bank term loan FRN 10.34s,
2015 (United Kingdom)	225,000	227,625
McKechnie Holdings, LLC bank term loan FRN 7.34s, 2014
(United Kingdom)	2,365,000	2,371,657
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 7.1s, 2014	2,100,000	2,115,750
Polypore, Inc. bank term loan FRN 8.32s, 2011	1,148,949	1,148,949
Rexnord Corp. bank term loan FRN Ser. B, 7.858s, 2013	2,272,951	2,288,577
Rexnord Corp. bank term loan FRN Ser. B, 7.58s, 2013	1,157,644	1,165,603
Sensata Technologies BV bank term loan FRN 7.105s,
2013 (Netherlands)	3,076,750	3,073,778
Terex Corp. bank term loan FRN Ser. D, 7.1s, 2013	3,076,750	3,080,596
Transdigm, Inc. bank term loan FRN 7.348s, 2013	3,745,000	3,763,725
Wesco Aircraft Hardware Corp. bank term loan FRN
11.1s, 2014	1,000,000	1,021,250
Wesco Aircraft Hardware Corp. bank term loan FRN 7.6s,
2013	2,526,625	2,543,207
		44,042,053

Commercial and Consumer Services (1.5%)
Alliance Laundry Systems Corp. bank term loan FRN Ser.
B, 7.609s, 2012	826,596	832,279
Buhrmann USA, Inc. bank term loan FRN Ser. D-1,
7.099s, 2010	972,500	976,147
Coinmach Corp. bank term loan FRN Ser. B, 7 7/8s,
2012	2,785,877	2,802,420
iPayment, Inc. bank term loan FRN 7.344s, 2013	1,584,000	1,574,100
Laidlaw International, Inc. bank term loan FRN Ser. B,
7.09s, 2013	1,500,000	1,504,376
Laidlaw International, Inc. bank term loan FRN Ser. B,
7.09s, 2013	500,000	501,459

		8,190,781

Communication Services (6.0%)
American Cellular Corp. bank term loan FRN 7.32s, 2014	3,750,000	3,770,625
American Cellular Corp. bank term loan FRN Ser. DD,
7.64s, 2007	506,250	507,832
Cavalier Telephone, LLC bank term loan FRN 10.09s, 2012	1,246,875	1,262,461
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 7.093s, 2011	2,441,743	2,447,847
Crown Castle International Corp. bank term loan FRN
6.893s, 2014	4,100,000	4,107,364
Intelsat, Ltd. bank term loan FRN 7.86s, 2014
(Bermuda)	2,000,000	2,006,786
Intelsat, Ltd. bank term loan FRN Ser. B, 7.349s, 2013
(Bermuda)	1,641,389	1,653,290
Iowa Telecommunications Services, Inc. bank term loan
FRN Ser. B, 7.098s, 2011	2,250,000	2,261,250
Leap Wireless International, Inc. bank term loan FRN
Ser. B, 7.6s, 2013	2,878,250	2,902,715
Level 3 Communications, Inc. bank term loan FRN
7.605s, 2014	2,650,000	2,659,569
MetroPCS Wireless, Inc. bank term loan FRN 7 5/8s, 2013	2,786,000	2,807,940
PanAmSat Corp. bank term loan FRN Ser. B, 7.349s, 2013	1,624,224	1,636,102
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
7.1s, 2012	1,377,284	1,377,284
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
7.32s, 2013	3,591,000	3,612,546
Windstream Corp. bank term loan FRN Ser. B, 6.86s, 2013	780,702	785,233
		33,798,844

Consumer (1.1%)
Samsonite Corp. bank term loan FRN Ser. B, 7.6s, 2013	2,094,750	2,107,189
Visant Holding Corp. bank term loan FRN Ser. C, 7.33s,
2010	1,828,894	1,836,133
Yankee Candle Co., Inc. bank term loan FRN 7.32s, 2014	2,100,000	2,110,063
		6,053,385

Consumer Cyclicals (0.5%)
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.57s, 2013	2,728,649	2,724,100

Consumer Goods (1.2%)
Jarden Corp. bank term loan FRN Ser. B1, 7.1s, 2012	2,000,000	2,003,334
Jarden Corp. bank term loan FRN Ser. B2, 7.1s, 2012	2,000,000	2,003,750
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.634s, 2011	2,113,815	2,122,623
Spectrum Brands, Inc. bank term loan FRN 9.35s, 2013	32,219	32,455
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
9.347s, 2013	651,792	658,582
Spectrum Brands, Inc. bank term loan FRN Ser. B2,
9.32s, 2013	115,989	116,279
		6,937,023

Consumer Staples (0.4%)
Nutro Products, Inc. bank term loan FRN 7.35s, 2013	2,377,014	2,371,072

Energy (3.7%)
CR Gas Storage bank term loan FRN 7.09s, 2013	2,145,988	2,151,353
CR Gas Storage bank term loan FRN 7.09s, 2013	358,385	359,281
CR Gas Storage bank term loan FRN 7.07s, 2013	380,944	381,420
CR Gas Storage bank term loan FRN Ser. DD, 7.11s, 2013	242,767	243,070
Energy Solutions International A/S bank term loan FRN
7.57s, 2013	69,338	69,901
Energy Transfer Equity, LP bank term loan FRN Ser. B,
7.08s, 2012	2,775,000	2,791,353
Helix Energy Solutions Group, Inc. bank term loan FRN
Ser. B, 7.33s, 2013	1,183,169	1,186,867
IFM Holdco bank term loan FRN 7.36s, 2014	345,000	348,450
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.854s, 2012	1,975,000	1,984,875
Meg Energy Corp. bank term loan FRN 7.35s, 2013
(Canada)	1,831,500	1,844,377
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013
(Canada) (U)	1,350,000	1,345,661
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.6s, 2012 (Norway)	730,875	735,078
Sandridge Energy bank term loan FRN 8.985s, 2014	425,000	437,750
Targa Resources, Inc. bank term loan FRN 7.356s, 2012	2,384,669	2,400,320
Targa Resources, Inc. bank term loan FRN 5.225s, 2012	581,036	584,850
Western Refining, Inc. bank term loan FRN Ser. B,
7.11s, 2014	3,174,107	3,186,010
Western Refining, Inc. bank term loan FRN Ser. DD,
3/4s, 2014	775,893	778,802
		20,829,418

Entertainment (3.0%)
Cinemark, Inc. bank term loan FRN 7.126s, 2013	4,496,241	4,513,947
Hertz Corp. bank term loan FRN 5.35s, 2012	172,807	173,908
Hertz Corp. bank term loan FRN Ser. B, 7.072s, 2012	952,576	958,642
MGM Studios, Inc. bank term loan FRN Ser. B, 8.6s, 2011	2,277,000	2,282,426

National Cinimedia, Inc. bank term loan FRN 7.09s, 2015	4,250,000	4,252,278
Six Flags Theme Parks bank term loan FRN 7.6s, 2015	3,380,000	3,398,309
Universal City Development Partners bank term loan FRN
Ser. B, 7.36s, 2011	1,316,487	1,324,715
		16,904,225

Financial (1.1%)
LNR Property Corp. bank term loan FRN Ser. B, 8.11s,
2011	1,450,000	1,455,697
Realogy Corp. bank term loan FRN 8.32s, 2013	816,667	816,986
Realogy Corp. bank term loan FRN Ser. B, 8.35s, 2013	3,033,333	3,034,519
Tishman Speyer Real Estate bank term loan FRN 7.07s,
2012	1,150,000	1,154,313
		6,461,515

Food (3.0%)
American Seafood Group, LLC bank term loan FRN Ser. B,
7.1s, 2012	2,048,130	2,054,530
American Seafood Group, LLC bank term loan FRN Ser.
DD, 7.1s, 2012	421,415	422,731
Aramark Corp. bank term loan FRN 7.475s, 2014	4,170,813	4,198,302
Aramark Corp. bank term loan FRN 7.445s, 2014	298,074	300,039
Chiquita Brands International, Inc. bank term loan FRN
Ser. C, 8 3/8s, 2012	2,478,535	2,504,870
Dean Foods Co. bank term loan FRN Ser. B, 6 7/8s, 2014	4,100,000	4,109,738
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 8.099s, 2014	3,050,000	3,072,113
		16,662,323

Gaming & Lottery (3.3%)
CCM Merger, Inc. bank term loan FRN Ser. B, 7.35s, 2012	2,556,239	2,569,820
Green Valley Ranch Gaming, LLC bank term loan FRN Ser.
B, 7.36s, 2014	3,664,545	3,685,485
Herbst Gaming, Inc. bank term loan FRN Ser. B, 7.245s,
2014	1,862,000	1,868,983
Herbst Gaming, Inc. bank term loan FRN Ser. DD,
7.225s, 2014	933,333	936,444
Pinnacle Entertainment, Inc. bank term loan FRN Ser.
B, 7.32s, 2011	2,000,000	2,004,584
Tropicana Entertainment bank term loan FRN Ser. B,
7.85s, 2011	3,663,784	3,694,468
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.605s, 2012	1,873,747	1,882,531
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.62s, 2012	1,869,003	1,877,765
		18,520,080

Health Care (8.0%)
Accellent Corp. bank term loan FRN Ser. B, 7.86s, 2012	3,184,394	3,179,086
AmeriPath, Inc. bank term loan FRN Ser. B, 7.32s, 2012	4,067,076	4,065,043
Carestream Health, Inc. bank term loan FRN 7.32s, 2013	3,550,000	3,559,322
CRC Health Corp. bank term loan FRN 7.85s, 2013	762,082	765,892
CRC Health Corp. bank term loan FRN 7.85s, 2013	1,287,033	1,293,468
Davita, Inc. bank term loan FRN Ser. B, 6.842s, 2012	4,903,688	4,917,482
HCA, Inc. bank term loan FRN Ser. B, 7.6s, 2013	2,992,500	3,023,478
Health Management Associates, Inc. bank term loan FRN
7.1s, 2014	2,445,000	2,454,848
Healthsouth Corp. bank term loan FRN Ser. B, 7.85s,
2013	2,862,082	2,881,436
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 7.36s, 2014	798,887	801,634
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.22s, 2014	213,037	213,769
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.356s, 2014	2,338,076	2,346,115
Magellan Health Services, Inc. bank term loan FRN
5.2s, 2008	360,360	360,360
Magellan Health Services, Inc. bank term loan FRN Ser.
B, 7.105s, 2008	225,225	225,225
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.082s, 2012	3,926,558	3,930,649
Quintiles Transnational Corp. bank term loan FRN
7.36s, 2013	1,485,000	1,485,465
Stewart Enterprises, Inc. bank term loan FRN Ser. B,
7.129s, 2011	1,743,404	1,745,583
Sun Healthcare Group, Inc. bank term loan FRN 7.355s,
2014	434,483	435,569
Sun Healthcare Group, Inc. bank term loan FRN 7.32s,
2014	341,379	342,233
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
7.355s, 2014	1,924,138	1,928,948
United Surgical Partners International, Inc. bank term
loan FRN 9 1/4s, 2014	1,845,161	1,849,005
United Surgical Partners International, Inc. bank term
loan FRN Ser. DD, 1 1/4s, 2014 (U)	354,839	353,730
Vanguard Health Systems, Inc. bank term loan FRN 7.6s,
2011	2,215,837	2,230,151
VWR International, Inc. bank term loan FRN Ser. B,
7.61s, 2011	930,628	933,536

		45,322,027

Homebuilding (0.2%)
Standard-Pacific Corp. bank term loan FRN Ser. B,
6.86s, 2013	1,399,800	1,382,303

Household Furniture and Appliances (0.6%)
National Bedding Co. bank term loan FRN 10.36s, 2012	1,350,000	1,363,500
National Bedding Co. bank term loan FRN 7.355s, 2011	1,768,678	1,773,100
		3,136,600

Media (1.1%)
Affinion Group, Inc. bank term loan FRN Ser. B,
7.859s, 2013	2,264,120	2,281,667
VNU NV Group BV bank term loan FRN Ser. B, 7.607s,
2013 (Netherlands)	2,977,500	3,000,763
Warner Music Group bank term loan FRN Ser. B, 7.36s,
2011	1,172,886	1,176,845
		6,459,275

Publishing (4.4%)
American Media Operations, Inc. bank term loan FRN
8.59s, 2013	2,000,000	2,010,416
Cenveo, Corp. bank term loan FRN Ser. B, 7.1s, 2014	2,772,414	2,775,879
Cenveo, Corp. bank term loan FRN Ser. DD, 7.1s, 2014 (U)	577,586	578,308
GateHouse Media, Inc. bank term loan FRN 7.11s, 2014	2,694,565	2,691,197
GateHouse Media, Inc. bank term loan FRN 7.101s, 2014	1,005,435	1,004,178
GateHouse Media, Inc. bank term loan FRN Ser. B, 7.6s,
2014	175,000	175,036
Penton Media, Inc. bank term loan FRN 7.624s, 2013	2,100,000	2,108,532
Quebecor, Inc. bank term loan FRN Ser. B, 7.356s, 2013
(Canada)	2,715,625	2,732,598
R.H. Donnelley, Inc. bank term loan FRN Ser. A-4,
6.585s, 2009	178,884	178,586
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.85s, 2011	304,787	304,871
Reader's Digest Association, Inc. (The) bank term loan
FRN 7 3/8s, 2014	4,116,261	4,123,336
Sun Media Corp. bank term loan FRN Ser. B, 7.105s,
2009 (Canada)	670,646	671,485
Tribune Co. bank term loan FRN Ser. B, 8.35s, 2014	5,275,000	5,270,289
		24,624,711

Restaurants (0.4%)
Buffets Holdings, Inc. bank term loan FRN 8.11s, 2013	1,189,519	1,197,944
Buffets Holdings, Inc. bank term loan FRN 5 1/4s, 2013	157,500	158,616
NPC International, Inc. bank term loan FRN Ser. B,
7.093s, 2013	1,083,333	1,083,333
		2,439,893

Retail (3.0%)
Adesa, Inc. bank term loan FRN 7.57s, 2013	3,300,000	3,321,041
Claire's Stores, Inc. bank term loan FRN 8.1s, 2014	1,965,000	1,955,790
J Crew Operating Corp. bank term loan FRN Ser. B,
7.116s, 2013	280,702	281,170
Jean Coutu Group, Inc. bank term loan FRN Ser. B,
7 7/8s, 2011 (Canada)	502,721	502,770
Michaels Stores, Inc. bank term loan FRN Ser. B,
7 5/8s, 2013	3,935,000	3,951,511
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.346s, 2013	1,551,376	1,562,648
PETCO Animal Supplies, Inc. bank term loan FRN 7.853s,
2013	2,244,375	2,262,810
Pantry, Inc. (The) bank term loan FRN 7.07s, 2014	525,000	527,079
Pantry, Inc. (The) bank term loan FRN 3/4s, 2014	150,000	150,594
Supervalu, Inc. bank term loan FRN Ser. B, 7.09s, 2012	2,326,500	2,336,436
		16,851,849

Technology (6.7%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 7 3/8s, 2013	2,988,391	2,980,920
Advanced Micro Devices, Inc. bank term loan FRN 7.59s,
2013	3,901,559	3,912,643
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B, 7.32s, 2013	2,172,500	2,180,647
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7.32s, 2013	397,000	398,489
AMI Semiconductor, Inc. bank term loan FRN 6.82s, 2012	4,157,229	4,139,041
Aspect Software, Inc. bank term loan FRN 8 3/8s, 2011	2,835,750	2,855,246
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.6s, 2013	854,143	861,617
ON Semiconductor Corp. bank term loan FRN Ser. B,
7.1s, 2013	700,000	700,000
Open Solutions, Inc. bank term loan FRN Ser. B,
7.485s, 2014	2,050,000	2,065,375
Reynolds & Reynolds Co. (The) bank term loan FRN
7.845s, 2012	2,593,500	2,609,245
Sabre Holdings Corp. bank term loan FRN 7.57s, 2014	3,850,000	3,853,307

Sanmina-SCI Corp. bank term loan FRN Ser. B, 8 3/8s,
2008	2,500,000	2,509,375
SS&C Technologies, Inc. bank term loan FRN Ser. B,
7.864s, 2012	2,093,318	2,101,168
SS&C Technologies, Inc. bank term loan FRN Ser. B,
7.838s, 2012	84,882	85,200
SunGard Data Systems, Inc. bank term loan FRN 7.36s,
2014	396,325	399,231
Travelport bank term loan FRN 8.364s, 2013	236,438	237,862
Travelport bank term loan FRN Ser. B, 8.35s, 2013	2,230,319	2,243,753
TTM Technologies, Inc. bank term loan FRN 7.591s, 2012	1,656,250	1,660,391
Worldspan, LP bank term loan FRN 8.598s, 2013	1,795,500	1,802,233
		37,595,743

Textiles (0.8%)
Hanesbrands, Inc. bank term loan FRN 9.105s, 2014	1,000,000	1,022,344
Hanesbrands, Inc. bank term loan FRN 7.105s, 2013	2,361,482	2,373,693
Levi Strauss & Co. bank term loan FRN 7.59s, 2014	1,400,000	1,389,791
		4,785,828

Tire & Rubber (0.6%)
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 7 7/8s, 2012	225,113	226,450
Cooper-Standard Automotive, Inc. bank term loan FRN
7 7/8s, 2012	641,875	646,689
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 7 7/8s, 2012	579,502	582,943
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.1s, 2010	2,000,000	2,005,538
		3,461,620

Tobacco (0.6%)
Reynolds American, Inc. bank term loan FRN Ser. B,
7.114s, 2012	3,374,500	3,396,195

Transportation (1.1%)
Delta Airlines, Inc. bank term loan FRN 7.355s, 2012	2,600,000	2,609,100
United Airlines Corp. bank term loan FRN Ser. B,
7 3/8s, 2014	3,700,000	3,702,605
		6,311,705

Utilities & Power (2.7%)
Dynegy Holdings, Inc. bank term loan FRN 6.82s, 2013	3,512,234	3,510,478
Dynegy Holdings, Inc. bank term loan FRN 6.82s, 2013	312,766	312,610
El Paso Corp. bank term loan FRN 5.12s, 2011	2,100,000	2,107,875
Mirant North America, LLC bank term loan FRN 7.07s,
2013	2,683,269	2,686,623
Regency Gas Services, LLC bank term loan FRN 7.83s,
2013	138,177	138,557
Reliant Energy, Inc. bank term loan FRN 5.19s, 2010	1,671,429	1,677,996
Reliant Energy, Inc. bank term loan FRN Ser. B,
7.695s, 2010	2,226,571	2,235,320
TPF Generation Holdings, LLC bank term loan FRN 7.37s,
2013	132,138	132,860
TPF Generation Holdings, LLC bank term loan FRN
5 1/4s, 2013	421,520	423,825
TPF Generation Holdings, LLC bank term loan FRN Ser.
B, 7.35s, 2013	2,240,727	2,252,981
		15,479,125

Total senior loans (cost $477,535,347)		$478,465,074

CORPORATE BONDS AND NOTES (5.9%)(a)

	Principal amount	Value

Basic Materials (0.5%)
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012	$655,000	$665,644
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.564s, 2015	1,000,000	1,050,000
Hexion Nova Scotia Finance ULC 144A sec. FRN 9.86s,
2014	1,000,000	1,045,000
		2,760,644

Capital Goods (0.4%)
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010	491,000	496,524
Berry Plastics Holding Corp. sec. FRN 9.235s, 2014	1,000,000	1,023,750
General Cable Corp. 144A sr. notes FRN 7.725s, 2015	1,000,000	1,002,500
		2,522,774

Communication Services (0.8%)
Centennial Communications Corp. sr. notes FRN 11.099s,
2013	750,000	788,438
Intelsat Bermuda, Ltd. company guaranty FRN 8.872s,
2015 (Bermuda)	400,000	409,000
iPCS, Inc. 144A sec. FRN 7.48s, 2013	440,000	441,100
Level 3 Financing, Inc. 144A sr. notes FRN 9.15s, 2015	1,000,000	1,017,500

Qwest Corp. sr. notes FRN 8.605s, 2013	1,250,000	1,368,750
Rural Cellular Corp. 144A sr. sub. notes FRN 8.36s,
2013	460,000	461,150
		4,485,938

Consumer Cyclicals (1.1%)
Autonation, Inc. company guaranty FRN 7.356s, 2013	1,000,000	1,010,000
Ford Motor Credit Corp. sr. unsec. FRN 8.105s, 2012	2,200,000	2,208,277
Harry & David Holdings, Inc. company guaranty FRN
10.36s, 2012	500,000	511,250
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,000,000	1,065,000
PRIMEDIA, Inc. sr. notes FRN 10.735s, 2010	1,250,000	1,289,063
Seminole Hard Rock Entertainment, Inc. 144A sec. FRN
7.846s, 2014	425,000	435,625
		6,519,215

Consumer Staples (0.8%)
ARAMARK Corp. 144A sr. notes FRN 8.856s, 2015	1,500,000	1,546,875
Nutro Products, Inc. 144A sr. notes FRN 9.37s, 2013	1,000,000	1,050,000
Playtex Products, Inc. company guaranty 8s, 2011	1,000,000	1,042,500
Universal City Florida Holding Co. sr. notes FRN
10.106s, 2010	670,000	691,775
		4,331,150

Financial (0.2%)
GMAC, LLC unsub. notes FRN 6.61s, 2009	1,000,000	1,000,643
USI Holdings Corp. 144A sr. notes FRN 9.23s, 2014	190,000	190,475
		1,191,118

Health Care (0.5%)
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	2,555,000	2,442,657
US Oncology Holdings, Inc. 144A sr. unsec. notes FRN
9.828s, 2012 (PIK)	490,000	488,163
		2,930,820

Technology (1.4%)
Freescale Semiconductor, Inc. 144A sr. notes FRN
9.23s, 2014	2,750,000	2,753,438
Nortel Networks, Ltd. 144A company guaranty FRN
9.606s, 2011 (Canada)	750,000	808,125
NXP BV/NXP Funding, LLC 144A sec. FRN 8.106s, 2013
(Netherlands)	4,035,000	4,156,050
		7,717,613

Utilities & Power (0.2%)
Teco Energy, Inc. sr. notes FRN 7.356s, 2010	1,000,000	1,015,232

Total corporate bonds and notes (cost $32,843,159)		$33,474,504

SHORT-TERM INVESTMENTS (13.0%)(a)
	Principal
	amount/shares	Value

BA Credit Card Trust - Emerald Notes for an effective
yield of 5.33%, June 12, 2007	$3,000,000	$2,995,178
Countrywide Financial Corp. for an effective yield of
5.34%, June 6, 2007	4,000,000	3,997,072
Klio II Funding Corp. for an effective yield of 5.33%,
July 17, 2007	3,000,000	2,979,837
Swedbank Mortgage AB for an effective yield of 5.32%,
August 22, 2007 (Sweden)	2,000,000	1,976,020
U.S. Treasury Bills 4.93%, June 21, 2007 (SEG)	7,000	6,981
Putnam Prime Money Market Fund (e)	61,693,094	61,693,094

Total short-term investments (cost $73,648,182)		$73,648,182

TOTAL INVESTMENTS

Total investments (cost $584,026,688) (b)		$585,587,760

FUTURES CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 2 yr (Short)	12	$2,445,563	Sep-07	$3,914

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Citibank, N.A., New York
$2,140,000	1/23/17	5.2675%	3 month USD-LIBOR-BBA	$1,953

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

	Upfront			Fixed payments
Swap counterparty /	premium	Notional	Termination	received (paid) by	Unrealized
Referenced debt*	received (paid)**	amount	date	fund per annum	depreciation

Bear Stearns Credit Products, Inc.
Claire's Stores, 9 5/8%, 6/1/15	$--	$235,000	6/20/12	230 bp	$(337)

JPMorgan Chase Bank, N.A.
Idearc, Inc T/L B L	--	5,150,000	6/20/12	79 bp	(1,339)

Total					$(1,676)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $565,004,877.

(b) The aggregate identified cost on a tax basis is $584,041,708, resulting in gross unrealized appreciation and depreciation of $2,149,325 and $603,273, respectively, or net unrealized appreciation of $1,546,052.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2007.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at May 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $559,927 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $124,481,014 and $96,497,389, respectively.

(U) A portion of the position represents unfunded loan commitments. As of May 31, 2007, the fund had unfunded loan commitments of $3,170,551, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Cenveo, Inc.	$485,172
Fenwal Controls of Japan, Ltd.	471,429
Gray Television, Inc.	105,081
Lucite International Group Holdings, Ltd.	222,595
Meg Energy Corp.	1,350,000
United Surgical Partners International, Inc.	354,839
Univision Communications, Inc.	181,435

Totals	$3,170,551

At May 31, 2007, liquid assets totaling $2,459 have been designated as collateral for open swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at May 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust
By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 29, 2008

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam Income Strategies Fund
The fund's portfolio
5/31/07 (Unaudited)

COMMON STOCKS (25.7%)(a)
	Shares	Value

Banking (1.5%)
Alabama National BanCorporation	23	$1,444
Banco Bilbao Vizcaya Argentaria SA (Spain)	539	13,618
Bank of America Corp.	273	13,844
Citizens Banking Corp.	61	1,161
Comerica, Inc.	64	4,021
Commerzbank AG (Germany)	100	4,918
Commonwealth Bank of Australia (Australia)	200	9,173
Corus Bankshares, Inc.	438	7,967
Credit Agricole SA (France)	279	11,515
DBS Group Holdings, Ltd. (Singapore)	1,000	15,633
DnB Holdings ASA (Norway)	1,200	16,205
Downey Financial Corp.	89	6,478
Hancock Holding Co.	31	1,226
HBOS PLC (United Kingdom)	387	8,326
Hypo Real Estate Holding (Germany)	15	1,035
KeyCorp	113	4,024
Lloyds TSB Group PLC (United Kingdom)	1,422	16,184
Nordea AB (Sweden)	1,500	24,720
Pacific Capital Bancorp.	51	1,313
PNC Financial Services Group	77	5,683
Societe Generale (France)	80	15,583
Sterling Financial Corp.	63	1,905
Susquehanna Bancshares, Inc.	51	1,098
U.S. Bancorp	340	11,757
Wachovia Corp.	257	13,927
Washington Mutual, Inc.	384	16,788
Wells Fargo & Co.	569	20,535
		250,081

Basic Materials (1.1%)
Amcor, Ltd. (Australia)	2,259	13,914
Builders FirstSource, Inc. (NON)	57	950
Carpenter Technology Corp.	30	3,977
Ceradyne, Inc. (NON)	16	1,081
CF Industries Holdings, Inc.	104	4,652
Chaparral Steel Co.	71	5,197
Cleveland-Cliffs, Inc.	54	4,768
Dow Chemical Co. (The)	98	4,447
Fletcher Building, Ltd. (New Zealand)	2,404	22,991
FMC Corp.	79	6,609
Granite Construction, Inc.	55	3,767
Grief, Inc. Class A	17	946
Hochtief AG (Germany)	29	3,361
Kobe Steel, Ltd. (Japan)	1,000	3,435
Mitsubishi Chemical Holdings Corp. (Japan)	500	4,376
Mitsui Chemicals, Inc. (Japan)	1,000	7,223
Mittal Steel Co. NV (Netherlands)	446	26,778
Monsanto Co.	57	3,511
Neenah Paper, Inc.	33	1,445
Nippon Light Metal Co., Ltd. (Japan)	1,000	2,646
Nucor Corp.	159	10,739
Packaging Corp. of America	46	1,190
Perini Corp. (NON)	88	4,840
PPG Industries, Inc.	98	7,467
Quanex Corp.	54	2,589
Rayonier, Inc.	95	4,271
RBC Bearings, Inc. (NON)	48	1,853
Southern Copper Corp.	153	13,568
Travis Perkins PLC (United Kingdom)	143	5,862
Ube Industries, Ltd. (Japan)	1,000	3,048
Zinifex, Ltd. (Australia)	190	2,769
		184,270

Capital Goods (1.1%)
Acuity Brands, Inc.	32	1,943
Alstom (France) (NON)	11	1,742
Andritz AG (Austria)	60	4,060
Applied Industrial Technologies, Inc.	94	2,750
Autoliv, Inc. (Sweden)	68	4,060
BAE Systems PLC (United Kingdom)	653	5,781
Boeing Co. (The)	239	24,041
Cummins, Inc.	200	18,846
Eaton Corp.	20	1,875
Emerson Electric Co.	195	9,448
EnPro Industries, Inc. (NON)	68	2,825
FKI PLC (United Kingdom)	3,791	10,355
Flow International Corp. (NON)	177	2,273
Freightcar America, Inc.	92	4,548
GKN PLC (United Kingdom)	133	1,031
Herman Miller, Inc.	111	3,996
II-VI, Inc. (NON)	39	1,082

Illinois Tool Works, Inc.	113	5,957
Intevac, Inc. (NON)	74	1,427
Lockheed Martin Corp.	158	15,500
Manitowoc Co., Inc. (The)	30	2,273
Nordson Corp.	30	1,560
Orbital Sciences Corp. (NON)	82	1,690
Parker-Hannifin Corp.	43	4,358
Raytheon Co.	39	2,168
SIG Holding AG (Switzerland)	12	4,070
Steelcase, Inc.	146	2,835
Terex Corp. (NON)	166	14,072
Thomas & Betts Corp. (NON)	124	7,194
Tomkins PLC (United Kingdom)	1,902	10,136
United Technologies Corp.	78	5,503
USEC, Inc. (NON)	134	3,095
Wabtec Corp.	78	3,054
		185,548

Communication Services (1.2%)
AT&T, Inc.	550	22,737
Belgacom SA (Belgium)	391	17,784
BT Group PLC (United Kingdom)	2,602	16,970
Cbeyond, Inc. (NON)	142	5,024
Comcast Corp. Class A (NON)	159	4,358
CT Communications, Inc.	104	3,265
DirecTV Group, Inc. (The) (NON)	245	5,723
Earthlink, Inc. (NON)	106	878
Echostar Communications Corp. Class A (NON)	76	3,501
Embarq Corp.	38	2,442
France Telecom SA (France)	235	7,218
Golden Telecom, Inc. (Russia)	40	2,130
InterDigital Communications Corp. (NON)	195	6,347
Koninklijke (Royal) KPN NV (Netherlands)	941	15,963
Kudelski SA (Switzerland)	11	428
Liberty Global, Inc. Class A (NON)	133	5,107
Sprint Nextel Corp.	722	16,498
Swisscom AG (Switzerland)	26	9,153
Telecom Corp. of New Zealand, Ltd. (New Zealand)	5,337	19,072
Telecom Italia SpA RNC (Italy)	5,100	11,890
USA Mobility, Inc.	55	1,266
Verizon Communications, Inc.	487	21,199
Windstream Corp.	144	2,163
		201,116

Conglomerates (0.2%)
3M Co.	119	10,467
General Electric Co.	212	7,967
Honeywell International, Inc.	49	2,838
Swire Pacific, Ltd. (Hong Kong)	1,000	11,258
		32,530

Consumer Cyclicals (2.6%)
Aaron Rents, Inc.	138	3,958
Adecco SA (Switzerland)	29	2,115
Aeropostale, Inc. (NON)	27	1,250
American Eagle Outfitters, Inc.	344	9,288
American Woodmark Corp.	90	3,353
Ameristar Casinos, Inc.	38	1,129
Benetton Group SPA (Italy)	16	269
Buckle, Inc. (The)	74	3,027
Casey's General Stores, Inc.	22	594
Charlotte Russe Holding, Inc. (NON)	213	5,932
Citadel Broadcasting Corp.	120	996
Consolidated Graphics, Inc. (NON)	37	2,686
CTC Media, Inc. (Russia) (NON)	82	2,097
Davis Service Group PLC (United Kingdom)	1,645	21,213
De La Rue PLC (United Kingdom)	587	8,749
Deckers Outdoor Corp. (NON)	38	3,340
Dillards, Inc. Class A	153	5,554
Dolby Laboratories, Inc. Class A (NON)	64	2,157
Dollar Tree Stores, Inc. (NON)	145	6,135
Dress Barn, Inc. (NON)	9	208
Electrolux AB Class B (Sweden)	700	17,608
EZCORP, Inc. Class A (NON)	133	1,999
Family Dollar Stores, Inc.	109	3,668
FamilyMart Co., Ltd. (Japan)	300	7,642
Geberit International AG (Switzerland)	20	3,494
General Motors Corp.	120	3,599
Genlyte Group, Inc. (The) (NON)	29	2,526
Gymboree Corp. (The) (NON)	42	1,877
Hankyu Department Stores (Japan)	1,000	9,844
Hasbro, Inc.	91	2,926
HMV Group PLC (United Kingdom)	2,489	5,284
Jackson Hewitt Tax Service, Inc.	181	5,475
JC Penney Co., Inc. (Holding Co.)	72	5,795
Kesa Electricals PLC (United Kingdom)	1,711	11,887
Kimball International, Inc. Class B	108	1,474
Kohl's Corp. (NON)	69	5,197
Lodgenet Entertainment Corp. (NON)	79	2,803
Manpower, Inc.	26	2,392

Marks & Spencer Group PLC (United Kingdom)	676	9,353
Mattel, Inc.	272	7,619
McGraw-Hill Cos., Inc. (The)	266	18,702
Mediaset SpA (Italy)	1,391	14,914
NBTY, Inc. (NON)	82	4,307
Next PLC (United Kingdom)	273	11,936
NIKE, Inc. Class B	46	2,611
Nordstrom, Inc.	353	18,331
Omnicom Group, Inc.	30	3,159
Owens Corning, Inc. (NON)	140	5,026
Pacific Brands, Ltd. (Australia)	1,750	5,013
PartyGaming PLC (Gibraltar) (NON)	21,811	17,916
Perry Ellis International, Inc. (NON)	75	2,351
Phillips-Van Heusen Corp.	39	2,384
Sherwin-Williams Co. (The)	119	8,049
Sinclair Broadcast Group, Inc. Class A	249	3,815
Skechers U.S.A., Inc. Class A (NON)	105	3,371
Snap-On, Inc.	48	2,595
Sportingbet PLC (United Kingdom) (NON)	4,978	5,050
Steven Madden, Ltd.	124	4,040
Target Corp.	201	12,548
Time Warner, Inc.	638	13,634
TJX Cos., Inc. (The)	69	1,930
Trinity Mirror PLC (United Kingdom)	520	5,913
Valeo SA (France)	407	23,177
Volkswagon AG (Germany)	85	12,898
Volt Information Sciences, Inc. (NON)	103	2,557
Wal-Mart Stores, Inc.	356	16,946
Walt Disney Co. (The)	227	8,045
Wiley (John) & Sons, Inc. Class A	54	2,476
William Hill PLC (United Kingdom)	226	2,827
		433,033

Consumer Finance (0.1%)
Asta Funding, Inc.	46	1,942
Capital Trust, Inc. Class A (R)	168	7,473
Countrywide Financial Corp.	120	4,673
First Marblehead Corp. (The)	73	2,720
Ocwen Financial Corp. (NON)	272	3,852
		20,660

Consumer Staples (1.4%)
Alberto-Culver Co.	92	2,285
Alliance One International, Inc. (NON)	372	3,575
Altria Group, Inc.	282	20,050
Autogrill SpA (Italy)	352	7,113
Avon Products, Inc.	87	3,340
Brinker International, Inc.	98	3,132
Campbell Soup Co.	35	1,390
CBRL Group, Inc.	88	3,955
CEC Entertainment, Inc. (NON)	77	2,981
Coca-Cola Co. (The)	50	2,650
Colgate-Palmolive Co.	55	3,683
Darden Restaurants, Inc.	76	3,463
Estee Lauder Cos., Inc. (The) Class A	111	5,250
Flowers Foods, Inc.	26	897
Fyffes PLC (Ireland)	4,365	4,991
General Mills, Inc.	115	7,043
Heidrick & Struggles International, Inc. (NON)	80	3,899
Imperial Sugar Co.	143	4,064
ITT Educational Services, Inc. (NON)	9	1,019
Jack in the Box, Inc. (NON)	68	5,200
Jeronimo Martins, SGPS, SA (Portugal)	3,735	22,460
Korn/Ferry International (NON)	99	2,575
Kroger Co. (SEG)	230	6,974
Labor Ready, Inc. (NON)	150	3,600
Longs Drug Stores Corp.	51	2,921
Mannatech, Inc.	141	1,977
McDonald's Corp.	55	2,780
Meiji Dairies Corp. (Japan)	1,000	6,647
MGP Ingredients, Inc.	98	1,672
Molson Coors Brewing Co. Class B	42	3,846
Nash Finch Co.	74	3,482
Nichirei Corp. (Japan)	2,000	10,649
Papa John's International, Inc. (NON)	58	1,795
PepsiCo, Inc.	76	5,193
Procter & Gamble Co. (The)	49	3,114
Ralcorp Holdings, Inc. (NON)	32	1,861
Reynolds American, Inc.	242	15,740
Robert Half International, Inc.	91	3,198
Ruby Tuesday, Inc.	89	2,454
Safeway, Inc.	477	16,447
Sonic Corp. (NON)	77	1,877
Total Produce PLC (Ireland) (NON)	4,365	4,463
Universal Corp.	37	2,352
UST, Inc.	87	4,645
Yum! Brands, Inc.	58	3,928
		226,630

Energy (1.2%)

Basic Energy Services, Inc. (NON)	69	1,842
Chevron Corp.	314	25,588
ConocoPhillips	170	13,163
Dawson Geophysical Co. (NON)	22	1,171
ENSCO International, Inc.	42	2,544
Exxon Mobil Corp. (SEG)	598	49,736
Global Industries, Ltd. (NON)	230	5,453
Grey Wolf, Inc. (NON)	368	2,915
GulfMark Offshore, Inc. (NON)	105	5,274
Hercules Offshore, Inc. (NON)	37	1,292
Holly Corp.	47	3,294
Lufkin Industries, Inc.	23	1,470
Marathon Oil Corp.	218	26,991
NATCO Group, Inc. (NON)	54	2,323
Occidental Petroleum Corp.	92	5,057
Questar Corp.	67	7,237
Royal Dutch Shell PLC Class B (Netherlands)	460	17,372
Santos, Ltd. (Australia)	125	1,387
Technip SA (France)	69	5,351
Tidewater, Inc.	170	11,220
Trico Marine Services, Inc. (NON)	152	6,401
		197,081

Financial (0.8%)
CapitalSource, Inc. (R)	201	5,286
Citigroup, Inc.	500	27,245
DB RREEF Trust (Australia)	11,784	19,219
Hitachi Capital Corp. (Japan)	900	15,123
ING Industrial Fund (Australia)	8,579	17,259
Interactive Data Corp.	53	1,539
IntercontinentalExchange, Inc. (NON)	40	5,798
JPMorgan Chase & Co.	271	14,046
Man Group PLC (United Kingdom)	1,311	15,271
MGIC Investment Corp.	81	5,265
PMI Group, Inc. (The)	52	2,571
SBI Holdings, Inc. (Japan)	10	3,209
		131,831

Health Care (1.7%)
Aetna, Inc.	249	13,180
Alpharma, Inc. Class A	159	3,864
Altana AG (Germany)	128	3,124
American Oriental Bioengineering, Inc. (China) (NON)	160	1,712
AMERIGROUP Corp. (NON)	42	1,071
Amgen, Inc. (NON)	126	7,098
Applera Corp.- Applied Biosystems Group	223	6,331
Astellas Pharma, Inc. (Japan)	100	4,429
Becton, Dickinson and Co.	113	8,616
Bio-Rad Laboratories, Inc. Class A (NON)	22	1,643
Bristol-Myers Squibb Co.	153	4,637
Corvel Corp. (NON)	91	2,497
Coventry Health Care, Inc. (NON)	148	8,831
Eli Lilly Co.	104	6,096
Enzon Pharmaceuticals, Inc. (NON)	140	1,186
Forest Laboratories, Inc. (NON)	159	8,063
Haemonetics Corp. (NON)	25	1,241
Healthspring, Inc. (NON)	190	4,640
Humana, Inc. (NON)	181	11,231
Incyte Pharmaceuticals, Inc. (NON)	409	2,900
Johnson & Johnson (SEG)	320	20,246
LCA-Vision, Inc.	13	588
Magellan Health Services, Inc. (NON)	15	672
McKesson Corp.	305	19,255
Medcath Corp. (NON)	54	1,782
Medicines Co. (NON)	44	858
Mentor Corp.	48	1,941
Merck & Co., Inc.	473	24,809
Millennium Pharmaceuticals, Inc. (NON)	285	3,098
Molina Healthcare, Inc. (NON)	67	2,142
Orion Oyj Class B (Finland)	200	4,948
Parexel International Corp. (NON)	6	241
Pfizer, Inc.	492	13,525
Santen Pharmaceutical Co., Ltd. (Japan)	400	10,090
Savient Pharmaceuticals, Inc. (NON)	306	4,351
Schering-Plough Corp.	611	20,004
Sciele Pharma, Inc. (NON)	104	2,571
Telik, Inc. (NON)	378	2,268
UnitedHealth Group, Inc.	143	7,832
Waters Corp. (NON)	90	5,427
WellCare Health Plans, Inc. (NON)	151	13,898
West Pharmaceutical Services, Inc.	33	1,678
Wyeth	241	13,939
Zoll Medical Corp. (NON)	59	1,325
		279,878

Insurance (0.9%)
Allianz SE (Germany)	80	17,758
Allstate Corp. (The)	204	12,546
American Financial Group, Inc.	161	5,740
Chubb Corp. (The)	141	7,737

Commerce Group, Inc.	96	3,273
Compagnia Assicuratrice Unipol SpA (Preference) (Italy)	5,000	17,304
ING Groep NV (Netherlands)	523	23,296
Loews Corp.	78	3,980
Nationwide Financial Services, Inc. Class A	39	2,414
Odyssey Re Holdings Corp.	155	6,646
Ohio Casualty Corp.	95	4,091
Philadelphia Consolidated Holding Corp. (NON)	99	4,079
Safeco Corp.	204	12,801
Safety Insurance Group, Inc.	34	1,416
Travelers Cos., Inc. (The)	58	3,142
Triad Guaranty, Inc. (NON)	135	6,020
W.R. Berkley Corp.	399	13,143
Zenith National Insurance Corp.	96	4,644
Zurich Financial Services AG (Switzerland)	15	4,589
		154,619

Investment Banking/Brokerage (0.7%)
Ameriprise Financial, Inc.	136	8,548
Calamos Asset Management, Inc. Class A	75	1,871
Credit Suisse Group (Switzerland)	299	22,736
Deutsche Bank AG (Germany)	119	18,100
Goldman Sachs Group, Inc. (The)	103	23,774
Harris & Harris Group, Inc. (NON)	118	1,384
Knight Capital Group, Inc. Class A (NON)	146	2,527
Lehman Brothers Holdings, Inc.	177	12,988
Merrill Lynch & Co., Inc.	73	6,769
Morgan Stanley	217	18,454
SWS Group, Inc.	132	3,186
		120,337

Other (0.9%)
iShares MSCI EAFE Index Fund	1,494	121,059
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	102	15,639
Vanguard Small Cap Exchange Traded Fund (VIPERS)	70	5,292
		141,990

Real Estate (6.3%)
AMB Property Corp. (R)	289	16,719
American Home Mortgage Investment Corp. (R)	173	3,778
Amrep Corp.	114	6,646
Anthracite Capital, Inc. (R)	162	1,981
Apartment Investment & Management Co. Class A (R)	267	14,650
Arbor Realty Trust, Inc (R)	164	4,672
Archstone-Smith Operating Trust (R)	613	37,822
Ashford Hospitality Trust, Inc. (R)	986	12,236
AvalonBay Communities, Inc. (R)	261	34,032
Boston Properties, Inc. (R) (SEG)	397	45,925
BRE Properties (R)	177	11,190
BRT Realty Trust (R)	352	10,349
CB Richard Ellis Group, Inc. Class A (NON)	110	4,094
CBL & Associates Properties (R)	382	15,677
Cousins Properties, Inc. (R)	381	12,337
Crystal River Capital, Inc. (R)	180	5,042
DCT Industrial Trust, Inc. (R)	873	9,647
Deerfield Triarc Capital Corp. (R)	182	2,948
Developers Diversified Realty Corp. (R)	325	20,036
Duke Realty Investments, Inc. (R)	214	8,586
Entertainment Properties Trust (R)	250	14,763
Equity Residential Properties Trust (R)	837	42,411
Essex Property Trust, Inc. (R)	37	4,708
Federal Realty Investment Trust (R)	108	9,571
General Growth Properties, Inc. (R) (SEG)	578	34,125
Getty Realty Corp. (R)	347	9,883
Health Care Property Investors, Inc. (R)	334	10,912
Highland Hospitality Corp. (R)	774	14,915
Home Properties of NY, Inc. (R)	213	12,269
Hospitality Properties Trust (R)	575	25,553
Host Marriott Corp. (R)	1,408	35,932
HRPT Properties Trust (R)	1,786	20,503
Inland Real Estate Corp. (R)	571	10,278
iStar Financial, Inc. (R)	337	16,186
Jones Lang LaSalle, Inc.	113	13,187
Kimco Realty Corp. (R)	634	29,348
KKR Financial Holdings, LLC (R)	21	562
Liberty Property Trust (R)	467	21,912
Luminent Mortgage Capital, Inc. (R)	836	7,608
Macerich Co. (The) (R)	208	18,554
Mack-Cali Realty Corp. (R)	197	9,513
Macquarie Office Trust (Australia)	12,890	18,035
Medical Properties Trust, Inc. (R)	1,200	17,076
National Health Investors, Inc. (R)	357	12,666
National Retail Properties, Inc. (R)	624	15,132
Nationwide Health Properties, Inc. (R)	621	19,294
Newcastle Investment Corp. (R)	96	2,847
NorthStar Realty Finance Corp. (R)	297	4,280
Omega Healthcare Investors, Inc. (R)	965	16,608
PMC Commercial Trust (R)	293	4,093
ProLogis Trust (R)	695	44,939
Public Storage, Inc. (R)	308	27,566

Ramco-Gershenson Properties (R)	297	10,986
Realty Income Corp. (R)	648	17,768
Redwood Trust, Inc. (R)	77	4,126
Regency Centers Corp. (R)	102	8,014
Resource Capital Corp. (R)	239	3,817
Senior Housing Properties Trust (R)	638	14,993
Simon Property Group, Inc. (R)	620	66,948
SL Green Realty Corp. (R)	204	28,576
Spirit Finance Corp.	917	13,168
Taubman Centers, Inc. (R)	175	9,629
Vornado Realty Trust (R)	331	40,054
Wharf (Holdings), Ltd. (Hong Kong)	2,000	8,082
		1,049,757

Technology (2.4%)
Acxiom Corp.	177	4,921
Ansoft Corp. (NON)	84	2,691
Apple Computer, Inc. (NON)	14	1,702
Arris Group, Inc. (NON)	14	230
Automatic Data Processing, Inc.	65	3,231
Blue Coat Systems, Inc. (NON)	38	1,672
BMC Software, Inc. (NON)	480	15,907
Brocade Communications Systems, Inc. (NON)	569	5,223
Cisco Systems, Inc. (NON)	1,090	29,343
Coinstar, Inc. (NON)	105	3,317
Compuware Corp. (NON)	237	2,692
Convergys Corp. (NON)	67	1,725
Creative Technology, Ltd. (Singapore)	250	1,177
Credence Systems Corp. (NON)	575	1,909
CSG Systems International, Inc. (NON)	140	3,892
Electronic Data Systems Corp.	404	11,639
FEI Co. (NON)	116	4,304
Fuji Photo Film Cos., Ltd. (Japan)	300	12,424
Fujitsu, Ltd. (Japan)	1,000	6,828
Hewlett-Packard Co.	624	28,523
IBM Corp.	259	27,609
IHS, Inc. Class A (NON)	33	1,326
Infospace, Inc.	44	1,077
Intel Corp.	365	8,092
Interwoven, Inc. (NON)	74	1,109
Intuit, Inc. (NON)	184	5,612
Komag, Inc. (NON)	50	1,213
Konica Corp. (Japan)	500	6,800
Lexmark International, Inc. Class A (NON)	64	3,324
Littelfuse, Inc. (NON)	63	2,525
LTX Corp. (NON)	381	2,229
Manhattan Associates, Inc. (NON)	68	1,976
Mantech International Corp. Class A (NON)	34	1,087
Micronas Semiconductor Holding AG (Switzerland) (NON)	45	939
Microsoft Corp.	860	26,376
MicroStrategy, Inc. (NON)	17	1,765
Misys PLC (United Kingdom)	115	572
Mitsubishi Electric Corp. (Japan)	2,000	18,291
Motorola, Inc.	330	6,003
National Semiconductor Corp.	118	3,177
NEC Corp. (Japan)	1,000	5,094
Novellus Systems, Inc. (NON)	88	2,701
NTT Data Corp. (Japan)	1	4,774
Omnicell, Inc. (NON)	36	810
Oracle Corp. (NON)	1,060	20,543
Packeteer, Inc. (NON)	214	2,196
Photronics, Inc. (NON)	209	3,072
Polycom, Inc. (NON)	108	3,426
Qualcomm, Inc.	113	4,853
RealNetworks, Inc. (NON)	696	5,895
RF Micro Devices, Inc. (NON)	308	2,011
SAIC, Inc. (NON)	103	2,075
Seiko Epson Corp. (Japan)	100	2,892
Silicon Storage Technology, Inc. (NON)	193	762
Smith Micro Software, Inc. (NON)	78	1,227
Solomon Systech International, Ltd. (Hong Kong)	96,000	12,418
SonicWall, Inc. (NON)	302	2,495
Spansion, Inc. Class A (NON)	889	9,672
SPSS, Inc. (NON)	62	2,729
Sybase, Inc. (NON)	113	2,719
Sykes Enterprises, Inc. (NON)	207	4,032
Texas Instruments, Inc.	37	1,308
TheStreet.com, Inc.	168	1,956
Thomson Multimedia SA (France)	57	1,100
Toshiba Corp. (Japan)	1,000	7,477
Travelzoo, Inc. (NON)	108	2,784
Trizetto Group (NON)	104	1,927
United Online, Inc.	418	7,131
Varian, Inc. (NON)	68	4,002
Veeco Instruments, Inc. (NON)	139	2,519
Websense, Inc. (NON)	100	2,250
		393,302

Transportation (0.8%)
Alaska Air Group, Inc. (NON)	11	321

British Airways PLC (United Kingdom) (NON)	381	3,544
Compagnie Maritime Belge SA (Belgium)	135	10,301
Continental Airlines, Inc. Class B (NON)	247	9,922
Deutsche Lufthansa AG (Germany)	399	11,557
ExpressJet Holdings, Inc. (NON)	383	2,371
Frontline, Ltd. (Bermuda)	450	20,979
Horizon Lines, Inc. Class A	17	586
Orient Overseas International, Ltd. (Hong Kong)	1,000	10,016
Overseas Shipholding Group	93	7,398
Qantas Airways, Ltd. (Australia)	3,012	14,214
Republic Airways Holdings, Inc. (NON)	145	3,389
Ship Finance International, Ltd. (Bermuda)	48	1,461
Singapore Airlines, Ltd. (Singapore)	1,000	12,036
Singapore Maritime, Ltd. (Singapore)	9,000	11,244
SkyWest, Inc.	186	5,121
Stolt-Nielsen SA (United Kingdom)	50	1,535
US Airways Group, Inc. (NON)	93	3,315
		129,310

Utilities & Power (0.8%)
Alliant Energy Corp.	87	3,758
Edison International	255	14,859
El Paso Electric Co. (NON)	94	2,558
Enel SpA (Italy)	1,962	22,317
Energen Corp.	171	10,075
FirstEnergy Corp.	56	3,877
Hokkaido Electric Power Co., Inc. (Japan)	700	16,680
Mirant Corp. (NON)	13	603
National Grid PLC (United Kingdom)	713	11,050
NICOR, Inc.	42	1,972
Northwest Natural Gas Co.	33	1,644
OGE Energy Corp.	35	1,292
PG&E Corp.	348	17,142
Portland General Electric Co.	19	557
Singapore Petroleum Co., Ltd. (Singapore)	1,000	3,434
Southwest Gas Corp.	64	2,442
Tokyo Electric Power Co. (Japan)	600	19,967
		134,227

Total common stocks (cost $3,675,213)		$4,266,200

CORPORATE BONDS AND NOTES (19.7%)(a)
	Principal
	amount	Value

Basic Materials (1.4%)
AK Steel Corp. company guaranty 7 3/4s, 2012	$10,000	$10,288
ARCO Chemical Co. debs. 10 1/4s, 2010	10,000	11,100
Builders FirstSource, Inc. company guaranty FRN 9.61s,
2012	5,000	5,081
Chaparral Steel Co. company guaranty 10s, 2013	15,000	16,725
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)	5,000	4,950
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016	5,000	5,125
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017	15,000	16,369
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	10,000	10,800
Georgia-Pacific Corp. debs. 9 1/2s, 2011	5,000	5,456
Georgia-Pacific Corp. sr. notes 8s, 2024	5,000	5,038
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	5,000	5,288
Graphic Packaging International Corp sr. notes 8 1/2s,
2011	5,000	5,206
Hexion Nova Scotia Finance ULC company guaranty 9 3/4s, 2014	5,000	5,388
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9 3/4s, 2014	5,000	5,388
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012	3,000	3,068
Lyondell Chemical Co. company guaranty 8 1/4s, 2016	5,000	5,413
Lyondell Chemical Co. company guaranty 8s, 2014	5,000	5,288
MacDermid, Inc. 144A sr. sub. notes 9 1/2s, 2017	10,000	10,550
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)	1,000	1,055
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014	15,000	15,675
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016	5,000	5,313
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014	5,000	5,213
Nalco Co. sr. sub. notes 8 7/8s, 2013	10,000	10,725
NewPage Corp. company guaranty 10s, 2012	5,000	5,519
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)	1,311	1,313
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)	5,000	5,013
Novelis, Inc. company guaranty 7 1/4s, 2015 (acquired
from 1/04/06 to 5/18/07, cost $12,130) (RES)	12,000	12,660
PQ Corp. company guaranty 7 1/2s, 2013	5,000	5,200
Smurfit-Stone Container Enterprises, Inc. 144A sr.
notes 8s, 2017	5,000	5,038
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015	10,000	9,950
Tube City IMS Corp. 144A sr. sub. notes 9 3/4s, 2015	10,000	10,500
		229,695

Capital Goods (1.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	10,000	10,150
Allied Waste North America, Inc. company guaranty
6 7/8s, 2017	10,000	10,188
Baldor Electric Co. company guaranty 8 5/8s, 2017	15,000	16,013
Belden CDT, Inc. 144A sr. sub. notes 7s, 2017	5,000	5,119
Blount, Inc. sr. sub. notes 8 7/8s, 2012	5,000	5,200
Case New Holland, Inc. company guaranty 9 1/4s, 2011	5,000	5,250
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013	5,000	5,188
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015	5,000	5,050
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 7/8s, 2015 (PIK)	5,000	5,275
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015	5,000	5,275
Hexcel Corp. sr. sub. notes 6 3/4s, 2015	5,000	5,025
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014	10,000	10,650
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	10,000	9,750
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	5,000	4,988
Legrand SA debs. 8 1/2s, 2025 (France)	5,000	5,963
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012	5,000	5,331
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013	5,000	5,150
Milacron Escrow Corp. sec. notes 11 1/2s, 2011	10,000	10,200
Mueller Water Products, Inc. 144A sr. sub. notes
7 3/8s, 2017	5,000	5,054
Owens-Illinois, Inc. debs. 7 1/2s, 2010	5,000	5,144
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014	15,000	16,125
Solo Cup Co. sr. sub. notes 8 1/2s, 2014	5,000	4,375
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014	5,000	5,200
Tekni-Plex, Inc. secd. notes 10 7/8s, 2012	10,000	11,300
Titan International, Inc. company guaranty 8s, 2012	5,000	5,150
WCA Waste Corp. company guaranty 9 1/4s, 2014	5,000	5,331
		187,444

Communication Services (0.7%)
American Cellular Corp. sr. notes Ser. B, 10s, 2011	1,000	1,051
Centennial Communications Corp. sr. notes 10s, 2013	5,000	5,425
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	5,000	5,300
Dobson Communications Corp. sr. notes 8 7/8s, 2013	5,000	5,244
Intelsat Bermuda, Ltd. sr. unsec. 11 1/4s, 2016
(Bermuda)	10,000	11,425
iPCS, Inc. 144A sec. FRN 7.48s, 2013	5,000	5,013
Level 3 Financing, Inc. company guaranty 12 1/4s, 2013	5,000	5,850
Level 3 Financing, Inc. 144A sr. notes 9 1/4s, 2014	10,000	10,438
Level 3 Financing, Inc. 144A sr. notes 8 3/4s, 2017	5,000	5,131
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014	5,000	5,300
PanAmSat Corp. company guaranty 9s, 2014	5,000	5,400
Qwest Corp. notes 8 7/8s, 2012	15,000	16,463
Rural Cellular Corp. sr. sub. FRN 11.106s, 2012	5,000	5,181
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	5,000	5,163
Rural Cellular Corp. 144A sr. sub. notes FRN 8.36s,
2013	5,000	5,013
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	5,000	5,369
West Corp. company guaranty 9 1/2s, 2014	5,000	5,263
Windstream Corp. company guaranty 8 5/8s, 2016	5,000	5,463
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	5,375
		118,867

Consumer Cyclicals (2.6%)
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009	5,000	4,906
ArvinMeritor, Inc. notes 8 3/4s, 2012	2,000	2,088
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	5,000	4,969
Associated Materials, Inc. company guaranty 9 3/4s,
2012	5,000	5,238
Beazer Homes USA, Inc. company guaranty 6 7/8s, 2015	5,000	4,675
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	5,000	5,275
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	10,000	10,413
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	5,000	5,000
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	10,000	10,325
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	3,000	2,978
Corrections Corporation of America sr. notes 7 1/2s,
2011	5,000	5,125
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	5,000	5,029
Ford Motor Co. notes 7.45s, 2031	15,000	12,338
Ford Motor Credit Corp. notes 7 7/8s, 2010	10,000	10,096
Ford Motor Credit Corp. notes 7 3/8s, 2009	5,000	5,017
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011	40,000	42,904
General Motors Corp. notes 7.2s, 2011	30,000	28,800
Goodyear Tire & Rubber Co. (The) 144A sr. notes
8 5/8s, 2011	5,000	5,400
Hanesbrands, Inc. 144A sr. notes FRN 8.735s, 2014	5,000	5,188
Hilton Hotels Corp. notes 7 5/8s, 2012	5,000	5,231

Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	15,000	15,263
Jostens IH Corp. company guaranty 7 5/8s, 2012	10,000	10,225
Levi Strauss & Co. sr. notes 9 3/4s, 2015	5,000	5,431
Levi Strauss & Co. sr. notes 8 7/8s, 2016	5,000	5,306
Meritage Homes Corp. company guaranty 6 1/4s, 2015	10,000	9,475
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	5,000	5,325
MGM Mirage, Inc. company guaranty 6s, 2009	15,000	14,925
Michaels Stores, Inc. 144A sr. sub. notes 11 3/8s, 2016	5,000	5,525
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	15,000	16,463
NTK Holdings, Inc. sr. disc. notes zero %, 2014	5,000	3,750
Park Place Entertainment Corp. sr. notes 7s, 2013	5,000	5,294
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	10,000	10,413
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	5,000	4,925
R.H. Donnelley Corp. sr. notes Ser. A-3, 8 7/8s, 2016	5,000	5,388
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	5,000	4,931
Scientific Games Corp. company guaranty 6 1/4s, 2012	5,000	4,913
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	10,000	10,450
Standard Pacific Corp. sr. notes 6 1/2s, 2008	5,000	5,000
Station Casinos, Inc. sr. notes 6s, 2012	5,000	4,850
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	10,000	10,600
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	10,000	10,350
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	15,000	14,888
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	5,000	5,119
UCI Holdco, Inc. 144A sr. notes FRN 12.355s, 2013 (PIK)	10,291	10,625
United Auto Group, Inc. 144A sr. sub. notes 7 3/4s,
2016	5,000	5,050
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	10,000	10,000
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	5,000	4,325
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	20,000	20,200
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	5,000	5,113
		425,117

Consumer Staples (1.7%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	5,588
Affinion Group, Inc. company guaranty 10 1/8s, 2013	5,000	5,475
AMC Entertainment, Inc. company guaranty 11s, 2016	5,000	5,706
ARAMARK Corp. 144A sr. notes 8 1/2s, 2015	5,000	5,256
Avis Budget Car Rental, LLC 144A sr. notes 7 5/8s, 2014	5,000	5,188
Buffets, Inc. company guaranty 12 1/2s, 2014	5,000	5,100
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	10,000	10,875
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	10,000	10,625
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	20,000	21,300
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,000	4,663
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	10,000	9,238
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	10,000	9,875
Dean Foods Co. company guaranty 7s, 2016	5,000	4,988
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	10,000	10,500
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	10,000	9,700
Dole Food Co. company guaranty 7 1/4s, 2010	2,000	1,980
Echostar DBS Corp. company guaranty 7s, 2013	5,000	5,119
Echostar DBS Corp. sr. notes 6 3/8s, 2011	10,000	10,038
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,000	5,138
Hertz Corp. company guaranty 8 7/8s, 2014	10,000	10,763
Idearc Inc. 144A sr. notes 8s, 2016	15,000	15,544
Insight Midwest LP/Insight Capital, Inc. sr. notes
9 3/4s, 2009	3,000	3,038
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	5,000	4,694
Jarden Corp. company guaranty 7 1/2s, 2017	5,000	5,100
Liberty Media Corp. debs. 8 1/4s, 2030	5,000	4,956
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	5,000	5,050
Pilgrim's Pride Corp. sr. unsec 7 5/8s, 2015	5,000	5,138
Pinnacle Foods Finance LLC 144A sr. notes 9 1/4s, 2015	5,000	5,075
Pinnacle Foods Finance LLC 144A sr. sub. notes
10 5/8s, 2017	5,000	5,088
Playtex Products, Inc. company guaranty 8s, 2011	5,000	5,213
Rental Services Corp. 144A bonds 9 1/2s, 2014	10,000	10,750
Reynolds American, Inc. company guaranty 7 1/4s, 2013	10,000	10,495
Rite Aid Corp. company guaranty 9 3/8s, 2015	5,000	5,038
Rite Aid Corp. secd. notes 7 1/2s, 2017	5,000	5,000
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	5,000	5,013
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	10,000	8,475
Supervalu, Inc. sr. notes 7 1/2s, 2014	5,000	5,250
United Rentals NA, Inc. sr. sub. notes 7s, 2014	10,000	10,200
		276,232

Energy (1.0%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	15,000	14,944
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	5,000	5,075
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	10,000	10,425

Cimarex Energy Co. sr. notes 7 1/8s, 2017		5,000	5,063
Complete Production Services, Inc. 144A sr. notes 8s,
2016		10,000	10,400
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		5,000	5,050
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		5,000	5,150
Forest Oil Corp. sr. notes 8s, 2011		5,000	5,250
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)		5,000	4,925
Kerr-McGee Corp. sec. notes 6.95s, 2024		5,000	5,246
Massey Energy Co. sr. notes 6 5/8s, 2010		10,000	9,900
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014		5,000	5,025
OPTI Canada, Inc. 144A company guaranty 8 1/4s, 2014
(Canada)		5,000	5,313
Peabody Energy Corp. company guaranty 7 3/8s, 2016		5,000	5,294
Peabody Energy Corp. sr. notes 5 7/8s, 2016		10,000	9,650
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		15,000	16,125
Plains Exploration & Production Co. company guaranty
7s, 2017		5,000	4,975
Pogo Producing Co. sr. sub. notes 7 7/8s, 2013		5,000	5,250
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017		5,000	5,063
Pride International, Inc. sr. notes 7 3/8s, 2014		5,000	5,150
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		5,000	4,963
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015		10,000	10,450
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013		5,000	5,200
			163,886

Financial (2.0%)
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009
(Germany)	EUR	23,000	31,313
CIT Group, Inc. sr. notes 5s, 2014		$5,000	4,733
Depfa ACS Bank notes 3 1/4s, 2008 (Ireland)	EUR	150,000	199,676
General Motors Acceptance Corp. notes 7 3/4s, 2010		$5,000	5,136
General Motors Acceptance Corp. notes 7s, 2012		5,000	5,051
General Motors Acceptance Corp. notes 6 7/8s, 2012		5,000	5,024
General Motors Acceptance Corp. notes 6 7/8s, 2011		15,000	15,113
General Motors Acceptance Corp. notes 6 3/4s, 2014		30,000	29,904
General Motors Acceptance Corp. sr. notes Ser. GM,
6.311s, 2007		12,000	11,966
GMAC LLC unsub. notes 6 5/8s, 2012		10,000	9,939
Leucadia National Corp. 144A sr. notes 7 1/8s, 2017		5,000	4,938
Realogy Corp. 144A sr. notes 10 1/2s, 2014 (R)		15,000	15,056
			337,849

Government (0.7%)
European Investment Bank supranational bank bonds
3 1/2s, 2014 (Luxembourg)	CHF	40,000	33,504
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	24,000	33,466
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	60,000	49,444
			116,414

Health Care (0.6%)
DaVita, Inc. company guaranty 6 5/8s, 2013		$5,000	5,025
HCA, Inc. notes 6 3/8s, 2015		15,000	13,238
HCA, Inc. notes 6 1/4s, 2013		2,000	1,863
HCA, Inc. 144A sec. notes 9 1/4s, 2016		10,000	10,963
HCA, Inc. 144A sec. sr. notes 9 5/8s, 2016 (PIK)		5,000	5,513
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		5,000	4,780
Healthsouth Corp. 144A sr. notes 10 3/4s, 2016		5,000	5,500
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012		5,000	4,038
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,000	4,813
Select Medical Corp. company guaranty 7 5/8s, 2015		5,000	4,625
Service Corporation International sr. notes 6 3/4s,
2016		5,000	4,919
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		5,000	4,900
Sun Healthcare Group, Inc. 144A sr. sub. notes 9 1/8s,
2015		5,000	5,250
Tenet Healthcare Corp. notes 7 3/8s, 2013		10,000	9,425
Tenet Healthcare Corp. sr. notes FRN 9 7/8s, 2014		5,000	5,125
US Oncology Holdings, Inc. 144A sr. unsec. notes
9.828s, 2012 (PIK)		5,000	4,981
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		5,000	5,238
			100,196

Other (6.5%)
Dow Jones CDX HY pass-through certificates Ser. 4-T2,
6 3/4s, 2010		152,558	154,465
Dow Jones CDX HY pass-through certificates Ser. 4-T3,
8s, 2010		320,000	329,600
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010		384,000	408,230
Lehman Brothers HY TRAINS (Targeted Return Index

Securities) 144A FRN 7.548s, 2016	182,000	184,781
		1,077,076

Technology (0.6%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	5,000	5,000
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	3,000	2,948
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	3,000	2,944
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	5,000	5,238
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	5,000	4,788
Compucom Systems, Inc. 144A sr. notes 12s, 2014	5,000	5,475
Electronic Data Systems Corp. sec. sr. notes Ser. B,
6 1/2s, 2013	5,000	4,986
Freescale Semiconductor, Inc. 144A sr. notes 9 1/8s,
2014 (PIK)	5,000	4,950
Freescale Semiconductor, Inc. 144A sr. notes 8 7/8s,
2014	15,000	15,019
Freescale Semiconductor, Inc. 144A sr. sub. notes
10 1/8s, 2016	10,000	10,013
Nortel Networks, Ltd. 144A company guaranty FRN
9.606s, 2011 (Canada)	5,000	5,388
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	5,000	4,948
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	4,000	4,375
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	10,000	10,625
TDS Investor Corp. 144A sr. notes 9 7/8s, 2014	5,000	5,388
Unisys Corp. sr. notes 8s, 2012	5,000	5,025
Xerox Corp. unsec. sr. notes 6 3/4s, 2017	5,000	5,174
		102,284

Utilities & Power (0.8%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	15,000	15,956
CMS Energy Corp. sr. notes 7 1/2s, 2009	5,000	5,130
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	5,000	5,194
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,000	5,263
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	5,000	5,138
Edison Mission Energy 144A sr. notes 7.2s, 2019	5,000	4,981
Edison Mission Energy 144A sr. notes 7s, 2017	5,000	4,981
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	5,000	5,484
El Paso Production Holding Co. company guaranty
7 3/4s, 2013	15,000	15,847
Mirant North America, LLC company guaranty 7 3/8s, 2013	10,000	10,575
NRG Energy, Inc. company guaranty 7 3/8s, 2017	5,000	5,200
NRG Energy, Inc. sr. notes 7 3/8s, 2016	20,000	20,750
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	5,000	5,348
Reliant Resources, Inc. secd. notes 9 1/4s, 2010	2,000	2,098
TXU Corp. sr. notes Ser. P, 5.55s, 2014	15,000	13,313
Williams Cos., Inc. (The) notes 7 5/8s, 2019	10,000	10,975
		136,233

Total corporate bonds and notes (cost $3,176,142)		$3,271,293

CONVERTIBLE PREFERRED STOCKS (9.0%)(a)
	Shares	Value

Basic Materials (1.0%)
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	502	$61,621
Huntsman Corp. $2.50 cv. pfd.	2,300	100,050
		161,671

Capital Goods (0.9%)
Northrop Grumman Corp. Ser. B, $7.00 cum. cv. pfd.	1,000	142,625

Communication Services (0.7%)
Crown Castle International Corp. $3.125 cum. cv. pfd.	1,900	109,725

Consumer Cyclicals (0.5%)
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	2,480	91,450

Consumer Staples (1.0%)
Bunge, Ltd. $4.875 cv. pfd.	486	53,460
Universal Corp. 6.75% cv. pfd.	71	106,908
		160,368

Financial (2.2%)
Affiliated Managers Group, Inc. $2.55 cv. pfd.	400	23,600
Affiliated Managers Group, Inc. 144A $2.55 cv. pfd.	275	16,225
E*Trade Financial Corp. $1.531 cum. cv. pfd.	1,250	37,344
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	1	101,685
Marshall & Ilsley Corp. $1.625 cv. pfd.	2,850	75,668
Sovereign Capital Trust IV $2.188 cv. pfd.	2,200	105,600
		360,122

Health Care (0.4%)
Schering-Plough Corp. $3.00 cv. pfd.	920	68,080

Investment Banking/Brokerage (0.3%)
Lehman Brothers Holdings, Inc. $1.563 cv. pfd.		2,000	57,500

Real Estate (0.3%)
Nationwide Health Properties, Inc. $7.75 cv. pfd.		375	53,490

Utilities & Power (1.7%)
El Paso Energy Capital Trust I $2.375 cv. pfd.		3,800	156,275
Entergy Corp. $3.813 cv. pfd.		1,900	130,388
			286,663

Total convertible preferred stocks (cost $1,351,739)			$1,491,694

FOREIGN GOVERNMENT BONDS AND NOTES (4.6%)(a)
		Principal
		amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	140,000	$116,368
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	52,000	67,472
Denmark (Kingdom of) bonds 6s, 2009	DKK	149,000	27,819
France (Government of) bonds 5 1/2s, 2029	EUR	63,000	95,323
France (Government of) bonds 4s, 2013	EUR	32,974	43,380
Ireland (Republic of) bonds 5s, 2013	EUR	30,000	41,520
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	13,886,100	112,468
Netherlands (Government of) bonds 5s, 2012	EUR	70,000	96,573
Norwegian (Government of) bonds 5 1/2s, 2009	NOK	300,000	50,169
Spain (Government of) bonds 6.15s, 2013	EUR	26,000	37,887
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	125,000	20,669
United Kingdom treasury bonds 4 1/4s, 2036	GBP	31,000	57,646

Total foreign government bonds and notes (cost $746,731)			$767,294

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (2.9%)(a)
		Principal
		amount	Value

Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, August 1, 2034		$28,539	$29,229
5 1/2s, with due dates from July 1, 2035 to
December 1, 2035		456,219	446,008

Total U.S. government agency mortgage obligations (cost $483,260)			$475,237

CONVERTIBLE BONDS AND NOTES (2.1%)(a)
		Principal
		amount	Value

Agere Systems, Inc. cv. sub. notes 6 1/2s, 2009		$100,000	$102,000
EPIX Medical, Inc. cv. sr. notes 3s, 2024		19,000	16,150
Nash Finch Co. cv. sr. sub. notes stepped-coupon
1.631s (0s, 3/15/13) 2035 (STP)		38,000	20,283
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035		32,000	27,240
Pier 1 Imports, Inc. 144A cv. sr. unsub. notes
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)		100,000	96,375
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024		100,000	83,500

Total convertible bonds and notes (cost $344,682)			$345,548

COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%)(a)
		Principal
		amount	Value

Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 7.32s, 2022		$7,000	$7,010
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030		6,000	5,239
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046		54,000	55,747
Ser. 04-LB2A, Class A4, 4.715s, 2039		22,000	20,889
Countrywide Alternative Loan Trust Ser. 05-24,
Class IIAX, Interest Only (IO), 2.391s, 2035		31,457	823
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035		7,000	7,593
Ser. 05-C4, Class A5, 5.104s, 2038		13,000	12,561
Fannie Mae
Ser. 02-T12, Class A4, 9 1/2s, 2042		371	389
Ser. 02-T4, Class A4, 9 1/2s, 2041		1,584	1,660
Ser. 02-T6, Class A3, 9 1/2s, 2041		642	672
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		1,232	1,286
Ser. 02-T19, Class A3, 7 1/2s, 2042		3,892	4,050
Ser. 01-T12, Class A2, 7 1/2s, 2041		903	934
Ser. 01-T3, Class A1, 7 1/2s, 2040		156	161
Ser. 01-T1, Class A1, 7 1/2s, 2040		161	166
Ser. 99-T2, Class A1, 7 1/2s, 2039		230	240
Ser. 03-W10, Class 1A1, 7 1/2s, 2032		2,840	2,944
Ser. 01-T4, Class A1, 7 1/2s, 2028		311	325
Ser. 02-26, Class A1, 7s, 2048		1,645	1,689
Ser. 04-T3, Class 1A3, 7s, 2044		3,188	3,287
Ser. 03-W3, Class 1A2, 7s, 2042		1,562	1,605
Ser. 02-T16, Class A2, 7s, 2042		1,703	1,749
Ser. 02-14, Class A1, 7s, 2042		2,696	2,765
Ser. 01-T10, Class A1, 7s, 2041		1,544	1,581
Ser. 04-W1, Class 2A2, 7s, 2033		7,027	7,243

IFB Ser. 05-74, Class SE, IO, 0.78s, 2035			132,293	3,836
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042			358	375
Ser. T-51, Class 2A, 7 1/2s, 2042			15,538	16,096
Ser. T-42, Class A5, 7 1/2s, 2042			718	743
Ser. T-60, Class 1A2, 7s, 2044			7,817	8,061
Ser. T-41, Class 2A, 7s, 2032			440	451
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.36s, 2045			20,601	486
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038			10,000	9,875
Ser. 05-GG4, Class A4B, 4.732s, 2039			10,000	9,405
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.372s, 2040			213,290	3,592
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044			10,000	9,892
Ser. 05-CB11, Class A4, 5.335s, 2037			15,000	14,718
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035			2,000	1,782
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040			6,000	5,839
Ser. 04-C7, Class A6, 4.786s, 2029			10,000	9,526
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.133s, 2040			428,704	4,383
Ser. 06-C1, Class XCL, IO, 0.069s, 2041			345,156	3,789
Lehman Mortgage Trust IFB Ser. 06-6, Class 1A3, IO,
1.18s, 2036			48,562	1,995
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045			13,000	12,787
Ser. 04-C15, Class A4, 4.803s, 2041			10,000	9,509
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR12, Class 2A5, 4.319s, 2035			26,000	25,181

Total collateralized mortgage obligations (cost $297,482)				$294,929

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration date/		Contract	Value
	strike price		amount
Option on an interest rate swap with Lehman Brothers for the right to pay a fixed rate swap of 4.148% versus the six month EUR-EURIBOR-
Telerate maturing October 10, 2016.	Oct-11/4.148	EUR	211,000	$8,097
Option on an interest rate swap with Lehman Brothers for the right to receive a fixed rate swap of 4.148% versus the six month EUR-
EURIBOR-Telerate maturing October 10, 2016.	Oct-11/4.148	EUR	166,000	1,835
Option on an interest rate swap with Goldman Sachs, International for the right to pay a fixed rate swap of 5.16% versus the three month
USD-LIBOR-BBA maturing April 28, 2018.	Apr-08/5.16		$952,000	30,713
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 5.215% versus the three month USD-
LIBOR-BBA maturing on May 14, 2018.	May-08/5.215		318,000	9,615
Option on an interest rate swap with Goldman Sachs, International for the right to receive a fixed rate swap of 5.16% versus the three month
USD-LIBOR-BBA maturing April 28, 2018.	Apr-08/5.16		952,000	8,488
Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate swap of 4.3725% versus the six month EUR-EURIBOR-
Telerate maturing April 22, 2009.	Apr-09/4.373	EUR	480,000	4,849
Option on an interest rate swap with Lehman Brothers Special
Financing, Inc. for the right to pay a fixed rate of 5.20% versus the
three month USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20		$159,000	4,810
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 5.215% versus the three month USD-
LIBOR-BBA maturing on May 14, 2018.	May-08/5.215		318,000	3,374
Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate swap of 4.3725% versus the six month EUR-
EURIBOR-Telerate maturing April 22, 2009.	Apr-09/4.373	EUR	480,000	1,957
Option on an interest rate swap with Lehman Brothers Special
Financing, Inc. for the right to pay a fixed rate of 5.21% versus the
three month USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		$64,000	1,905
Option on an interest rate swap with Lehman Brothers International
(Europe) for the right to receive a fixed rate of 5.20% versus the three
month USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.20		159,000	1,587
Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.5943% versus the six month EUR-
EURIBOR-Telerate maturing on May 14, 2009.	May-09/4.594	EUR	30,000	1,066
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 5.45% versus the three month USD-
LIBOR-BBA maturing on May 23, 2008.	May-08/5.45		$45,000	885
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 5.45% versus the three month USD-
LIBOR-BBA maturing on May 23, 2008.	May-08/5.45		45,000	805
Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.5943% versus the six month EUR-
EURIBOR-Telerate maturing on May 18, 2019.	May-09/4.594	EUR	30,000	659
Option on an interest rate swap with Lehman Brothers Special
Financing, Inc. for the right to receive a fixed rate of 5.21% versus the
three month USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.21		$64,000	654
Option on an interest rate swap with Lehman Brothers International
(Europe) for the right to pay a fixed rate swap of 4.4175% versus the
six month EUR-EURIBOR-Telerate maturing January 30, 2017.	Jan-12/4.418	EUR	166,000	5,064

Option on an interest rate swap with Lehman Brothers Special
Financing, Inc. for the right to receive a fixed rate of 4.4175% versus
the six month EUR-EURIBOR-Telerate maturing on January 30, 2017.	Jan-12/4.418	EUR	166,000	2,602
Option on an interest rate swap with Citibank for the right to pay a fixed rate of 1.03% versus the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08/1.03	JPY	74,000,000	1,307

Total purchased options outstanding (cost $88,950)				$90,272

ASSET-BACKED SECURITIES (0.4%)(a)
			Principal
			amount	Value

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014			$1,000	$987
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030			2,597	1,803
Ser. 01-A, Class A, 6.805s, 2030			3,901	3,918
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-HE4,
Class M11, 7.82s, 2035			5,000	3,189
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 1.852s, 2035			28,092	509
Ser. 05-2, Class 2X, IO, 1.16s, 2035			15,964	332
Green Tree Financial Corp.
Ser. 96-3, Class A5, 7.35s, 2027			3,136	3,230
Ser. 97-6, Class M1, 7.21s, 2029			21,000	19,667
Ser. 98-4, Class A7, 6.87s, 2030			2,081	2,055
Ser. 99-3, Class A7, 6.74s, 2031			11,000	10,877
Ser. 99-1, Class A5, 6.11s, 2023			1,624	1,624
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014			623	609
Ser. 04-B, Class C, 3.93s, 2012			522	507
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.82s, 2035			3,000	2,131
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.82s, 2035			5,000	3,000
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.82s, 2036			3,000	2,070
Structured Asset Securities Corp.
Ser. 07-6, Class AI, IO, 5s, 2037			100,000	3,140
Ser. 07-6, Class IA, IO, 5s, 2037			100,000	3,066
WFS Financial Owner Trust Ser. 05-1, Class D, 4.09s,
2012			1,107	1,094

Total asset-backed securities (cost $66,562)				$63,808

SHORT-TERM INVESTMENTS (31.9%)(a) (cost $5,300,424)
			Shares	Value

Putnam Prime Money Market Fund (e)			5,300,424	$5,300,424

TOTAL INVESTMENTS

Total investments (cost $15,531,185)(b)				$16,366,699

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/07 (aggregate face value $10,677) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Mexican Peso	$5,331	$5,206	7/18/07	$125
Polish Zloty	5,721	5,471	6/20/07	250

Total				$375

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/07 (aggregate face value $10,294) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$134	$132	6/20/07	$(2)
Hungarian Forint	10,574	10,162	6/20/07	(412)

Total				$(414)

FUTURES CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	1	$143,328	Jun-07	$2,150
Euro-Bund 10 yr (Long)	4	602,963	Jun-07	(20,257)
Euro-Schatz 2 yr (Long)	9	1,243,582	Jun-07	(5,014)
Japanese Government Bond Mini 10 yr (Long)	7	765,456	Jun-07	(6,408)
Russell 2000 Index Mini (Short)	4	339,519	Jun-07	(26,529)
S&P 500 Index E-Mini (Long)	4	306,600	Jun-07	25,457
Sterling Interest Rate 90 day (Long)	3	696,664	Dec-07	(379)
U.K. Gilt 10 yr (Long)	1	208,836	Sep-07	(537)
U.S. Treasury Bond 20 yr (Short)	2	218,250	Sep-07	324
U.S. Treasury Note 2 yr (Long)	5	1,018,984	Sep-07	(1,244)
U.S. Treasury Note 10 yr (Long)	7	744,625	Sep-07	(1,748)

Total				$(34,185)

WRITTEN OPTIONS OUTSTANDING at 5/31/07 (premiums received $21,442) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	$159,000	May-12/5.51	$6,996
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	159,000	May-12/5.51	5,179
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	79,500	May-12/5.515	3,457
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for	32,000	May-12/5.52	1,043
the obligation to pay a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	79,500	May-12/5.515	2,581
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	32,000	May-12/5.52	1,387

Total			$20,643

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$50,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	$(541)

Citibank, N.A.
JPY	58,176,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(1,773)

JPY	16,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	(530)

JPY	5,300,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(23)

GBP	10,000		8/21/36	4.40%	6 month GBP-LIBOR-BBA	1,993

Citibank, N.A., London
EUR	340,000		3/20/08	4.0825%	6 month
					EUR-EURIBOR-Telerate	1,219

Credit Suisse International
CHF	110,000		1/19/22	6 month USD-LIBOR-BBA	2.9975%	(3,944)

CHF	550,000		1/19/10	6 month USD-LIBOR-BBA	2.6825%	(4,304)

CHF	450,000		1/19/14	2.815%	6 month USD-LIBOR-BBA	7,976

Credit Suisse International
GBP	7,000		4/3/36	17635 GBP at maturity	6 month GBP-LIBOR-BBA	1,823

CHF	260,000		11/17/11	2.5125%	6 month CHF-LIBOR-BBA	3,005

CHF	200,000		5/4/09	2.80375%	6 month CHF-LIBOR-BBA	750

Deutsche Bank AG
HUF	4,965,000		10/3/11	8.18%	6 month HUF-BUBOR-REUTERS	(2,249)

Goldman Sachs International
	$500,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	(3,155)

	500,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	4,330

JPY	45,800,000		5/10/09	6 month JPY-LIBOR-BBA	1.00%	(809)

JPY	9,900,000		5/10/17	1.8075%	6 month JPY-LIBOR-BBA	892

JPMorgan Chase Bank, N.A.
	$346,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	(256)

	112,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(1,480)

JPY	30,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(4,381)

	$324,000		12/20/16	3 month USD-LIBOR-BBA	5.075%	(5,143)

	90,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	1,451

	70,000		10/10/13	5.054%	3 month USD-LIBOR-BBA	1,281

CAD	75,000		3/1/08	3 month CAD-BA-CDOR	4.215%	(251)

Lehman Brothers International (Europe)
	$111,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	1,007

	277,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	616

	111,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	(987)

	277,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	(598)

	8,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(180)

	23,000		8/3/11	5.445%	3 month USD-LIBOR-BBA	(396)

Lehman Brothers Special Financing, Inc.
JPY	14,000,000		10/21/15	1.61%	6 month JPY-LIBOR-BBA	1,846

JPY	8,700,000		6/10/16	1.7775%	6 month JPY-LIBOR-BBA	482

	$15,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	198

EUR	200,000		11/9/16	3.9555%	6 month
					EUR-EURIBOR-Telerate	9,287

Morgan Stanley Capital Services, Inc.
CHF	170,000	(E)	1/21/11	2.81%	6 month CHF-LIBOR-BBA	1,080

CHF	170,000	(E)	1/21/11	2.825%	6 month CHF-LIBOR-BBA	1,042

Total						$9,278

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
GBP	10,000	8/21/36	(3.085%)	GBP Non-revised	$(464)
				UK Retail Price
				Index excluding
				tobacco

Credit Suisse International
GBP	7,000	4/3/36	10608 GBP at	GBP Non-revised	(165)
			maturity	Retail Price
				Index

Goldman Sachs International
GBP	20,000	4/20/37	3.154%	GBP Non-revised	(254)
				UK Retail Price
				Index excluding
				tobacco

EUR	60,000	4/16/17	2.1925%	Eurostat	(519)
				Eurozone HICP
				excluding tobacco

EUR	30,000	4/16/37	(2.305%)	Eurostat	597
				Eurozone HICP
				excluding tobacco

	$7,000	9/15/11	678 bp (1 month	Ford Credit Auto	34
			USD-LIBOR-BBA)	Owner Trust
				Series 2005-B
				Class D

EUR	160,000	5/16/12	(2.015%)	French Consumer	108
				Price Index
				excluding tobacco

EUR	160,000	5/16/12	2.18%	Eurostat	659
				Eurozone HICP
				excluding tobacco

Morgan Stanley Capital Services Inc.
	$452	11/13/07	MSCI US REIT	1 month USD-	(2,791)
			Index	LIBOR-BBA

EUR	30,000	1/9/37	(2.135%)	Eurostat	484
				Eurozone HICP
				excluding tobacco

EUR	110,000	1/9/12	2.1625%	Eurostat	(304)
				Eurozone HICP
				excluding tobacco

Total					$(2,615)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/07 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount	date	fund per annum	(depreciation)

Citibank, N.A.

DJ CDX NA IG Series 6
Index	$28		$27,000	6/20/13	(50 bp)	$5

DJ CDX NA IG Series 6
Index 7-10% tranche	--		27,000	6/20/13	45.75 bp	18

Credit Suisse International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		5,000	6/20/17	297 bp	11

Deutsche Bank AG
DJ CDX NA IG Series 7	--		8,000	12/20/13	(50 bp)	(15)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		8,000	12/20/13	55 bp	38

DJ CDX NA IG Series 8
Index 7-10% tranche	--		8,000	6/20/12	22 bp	6

DJ iTraxx Europe Series
6 Version 1	58	EUR	14,000	12/20/13	(40 bp)	(90)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	14,000	12/20/13	43 bp	214

Goldman Sachs International
DJ CDX NA IG Series 7
Index	--		$13,000	12/20/13	(50 bp)	(24)

DJ CDX NA IG Series 7
Index	24		35,000	12/20/13	(50 bp)	(37)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		13,000	12/20/13	56 bp	70

DJ CDX NA IG Series 7
Index 7-10% tranche	--		35,000	12/20/13	48 bp	22

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 7
Index	8		13,500	12/20/13	(50 bp)	(17)

DJ CDX NA IG Series 7
Index 7-10% tranche	--		13,500	12/20/13	54.37 bp	60

DJ iTraxx Europe Series
6 Version 1	57	EUR	17,000	12/20/13	(40 bp)	(123)

DJ iTraxx Europe Series
6 Version 1, 6-9%
tranche	--	EUR	17,000	12/20/13	45.25 bp	288

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		$5,000	6/20/17	295 bp	3

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 7
Index	8		14,000	12/20/13	(50 bp)	(18)

DJ CDX NA IG Series 7
Index, 7-10% tranche	--		14,000	12/20/13	53 bp	51

DJ CDX NA IG Series 8
Index	--		4,000	6/20/12	(35 bp)	(4)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		5,000	6/20/12	225 bp	26

Total						$484

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

NOTES

(a) Percentages indicated are based on net assets of $16,590,390.

(b) The aggregate identified cost on a tax basis is $15,531,738, resulting in gross unrealized appreciation and depreciation of $1,004,094 and $169,133, respectively, or net unrealized appreciation of $834,961.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2007 was $12,660 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $62,662 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $2,563,165 and $1,314,887, respectively.

(R) Real Estate Investment Trust.

At May 31, 2007, liquid assets totaling $4,260,252 have been designated as collateral for open swap contracts, forward contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at May 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at May 31, 2007: (as a percentage of Portfolio Value)

Australia	0.6%
Austria	1.5
France	1.3
Germany	0.8
Ireland	1.5
Italy	0.5
Japan	1.9
Netherlands	1.1
United Kingdom	1.5
United States	85.8
Other	3.5

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust
By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007